Related-Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	$ 3	$ 3
Share-based benefits (2)	1	2
Total compensation	4	5
Senior officers [member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	18	23
Post-employment benefits	3	3
Share-based benefits (2)	30	38
Termination benefits	4
Total compensation	$ 55	$ 64